Segmented information (Tables)	9 Months Ended
Sep. 30, 2019
Segmented information
Schedule of segmented information

	Three Months Ended September 30, 2019		Three Months Ended September 30, 2018
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$200,068	$—	$189,902
Gross profit	—	65,598	—	49,807
Operating expenses	7,742,592	128,115	3,863,883	111,364
Other items	(2,475,303)	10,709	(1,038,235)	3,115
Deferred income tax recovery	—	(6,894)	—	—
Net loss	5,287,289	66,332	2,825,648	64,672
FX translation	14,257
Comprehensive loss	5,281,546	66,332	2,825,648	64,672

	Nine months ended September 30, 2019		Nine months ended September 30, 2018
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$461,334	$—	$635,401
Gross profit	—	64,060	—	199,987
Operating expenses	18,753,216	32,037,600	11,992,137	283,310
Other items	3,713,023	13,498	(4,183,985)	19,034
Current income tax	2,140	—	—	—
Deferred income tax recovery	—	(56,069)	—	—
Net loss	22,468,379	213,745	7,808,152	102,357
FX translation	(10,330)	—	—	—
Comprehensive loss	22,458,049	213,745	7,808,152	102,357

	September 30, 2019		December 31, 2018
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Inventory	$638,458	$226,358	$189,182	$231,555
Plant and equipment	9,751,991	420,996	5,299,857	23,909